Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis
 The following table presents the Company's assets and liabilities measured at fair value (in thousands):

	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2015
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$5	$—	$5	$—
Obligations of states and political subdivisions	50,697	—	50,697	—
Mortgage-backed securities:
U.S. Government agencies	288,197	—	288,197	—
Private label	1,231	—	1,231	—
Trust preferred securities	5,858	—	3,762	2,096
Corporate securities	18,693	—	18,693	—
Marketable equity securities	3,273	3,273	—	—
Investment funds	1,512	1,512	—	—
Derivative assets	10,811	—	10,811	—

Financial Liabilities
Derivative liabilities	10,933	—	10,933	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$8,482	$—	$—	$8,482	$—
Other real estate owned	6,518	—	—	6,518	(937)

December 31, 2014
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$1,827	$—	$1,827	$—
Obligations of states and political subdivisions	42,096	—	42,096	—
Mortgage-backed securities:
U.S. Government agencies	187,328	—	187,328	—
Private label	1,704	—	1,704	—
Trust preferred securities	9,036	—	7,165	1,871
Corporate securities	7,317	—	7,317	—
Marketable equity securities	3,213	3,213	—	—
Investment funds	1,522	1,522	—	—
Derivative assets	10,253	—	10,253	—

Financial Liabilities
Derivative liabilities	10,277	—	10,277	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$6,517	$—	$—	$6,517	$(153)
Other real estate owned	8,179	—	—	8,179	(464)

Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets
The table below presents a reconcilement of the Company’s financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	December 31,
	2015	2014

Beginning balance	$1,871	$3,887
Impairment losses on investment securities	—	—
Included in other comprehensive income	225	(1,862)
Dispositions	—	(154)
Transfers into Level 3	—	—
Ending Balance	$2,096	$1,871

Schedule Of Level 3 Financial Assets And Liabilities Measured On A Recurring Basis
The table below presents a reconcilement of the Company's financial assets and liabilities measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3), which solely relates to impaired loans that were remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral (in thousands).  The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows.  The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans primarily relate to discounts applied to the customers’ reported amount of collateral.  The amount of collateral discount depends upon the marketability of the underlying collateral.  During December 31, 2015 and 2014, collateral discounts ranged from 20% to 30%. During December 31, 2015 and 2014, the Company had no Level 2 financial assets and liabilities that were measured on a nonrecurring basis.

	Year ended December 31,
	2015	2014

Beginning balance	$6,517	$11,714

Loans classified as impaired during the period	2,349	—
Specific valuation allowance allocations	—	—
	2,349	—

(Additional) reduction in specific valuation allowance allocations	252	628
Paydowns, payoffs, other activity	(636)	(5,825)
Ending balance	$8,482	$6,517

Schedule Of OREO Measured And Reported At Fair Value
The table below presents OREO that was remeasured and reported at fair value based on significant unobservable inputs (Level 3) (in thousands):

	2015	2014

Beginning Balance	$8,179	$8,470
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,732	5,746
Charge-offs recognized in the allowance for loan losses	—	—
Fair value	3,732	5,746
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,937	1,632
Fair value	3,000	1,168
Write-downs included in other non-interest expense	(937)	(464)

Acquired	—	—
Disposals	(4,456)	(5,573)
Ending Balance	$6,518	$8,179

Schedule Of Estimates Of Fair Value Of Financial Instruments

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2015
Assets:
Cash and cash equivalents	$70,113	$70,113	$70,113	$—	$—
Securities available-for-sale	369,466	369,466	4,785	362,585	2,096
Securities held-to-maturity	88,937	90,810	—	90,810	—
Other securities	12,915	12,915	—	12,915	—
Net loans	2,843,283	2,843,973	—	—	2,843,973
Accrued interest receivable	7,432	7,432	7,432	—	—
Derivative assets	10,811	10,811	—	10,811	—

Liabilities:
Deposits	3,083,975	3,085,908	2,066,419	1,019,489	—
Short-term debt	154,869	154,872	—	154,872	—
Long-term debt	16,495	16,457	—	16,457	—
Derivative liabilities	10,933	10,933	—	10,933	—

December 31, 2014
Assets:
Cash and cash equivalents	$148,228	$148,228	$148,228	$—	$—
Securities available-for-sale	254,043	254,043	4,735	247,437	1,871
Securities held-to-maturity	90,786	94,191	—	94,191	—
Other securities	9,857	9,857	—	9,857	—
Net loans	2,631,916	2,638,911	—	—	2,638,911
Accrued interest receivable	6,826	6,826	6,826	—	—
Derivative assets	10,253	10,253	—	10,253	—

Liabilities:
Deposits	2,872,787	2,879,126	1,846,124	1,033,002	—
Short-term debt	134,931	134,934	—	134,934	—
Long-term debt	16,495	16,464	—	16,464	—
Derivative liabilities	10,277	10,277	—	10,277	—